LOAN RECEIVABLE (Detail Textuals 1) (Federal Home Loan Bank Of Cincinnati, USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of original loan balance to be deposited into lender risk account under Mortgage Purchase Program				0.30%	1.75%
Lender risk account receivable under mortgage purchase program	$ 2,900,000	$ 2,500,000	$ 903,000